Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2017
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Financial Instruments at Fair Value Through Profit or Loss
7.	FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Financial assets designated as at FVTPL

Private-placement convertible bonds	$100,583	$100,496	$3,391

Financial assets held for trading

Quoted shares	$1,855,073	$4,410,732	$148,810
Open-end mutual funds	584,945	589,976	19,905
Forward exchange contracts	66,872	61,325	2,069
Swap contracts	462,339	60,538	2,042
	2,969,229	5,122,571	172,826

	$3,069,812	$5,223,067	$176,217

Financial liabilities held for trading

Swap contracts	$422,934	$652,107	$22,001
Forward exchange contracts	108,912	25,323	854
Conversion option, redemption option and put option of convertible bonds (Note 20)	1,213,890	-	-
Foreign currency option contracts	17,924	-	-

	$1,763,660	$677,430	$22,855

Private-placement convertible bonds included embedded derivative instruments which were not closely related to the host contracts and the Group designated the entire contracts as financial assets at FVTPL on initial recognition.

At each balance sheet date, the outstanding swap contracts not accounted for hedge accounting were as follows:

		Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2016

Sell NT$/Buy US$	2017.01-2017.12	NT$59,797,499/US$1,871,000
Sell US$/Buy CNY	2017.03	US$49,904/CNY349,800
Sell US$/Buy JPY	2017.02	US$77,153/JPY8,600,000
Sell US$/Buy NT$	2017.01	US$61,000/NT$1,958,908

December 31, 2017

Sell NT$/Buy US$	2018.01-2018.12	NT$53,136,302/US$1,782,400
Sell US$/Buy CNY	2018.01	US$52,948/CNY349,800
Sell US$/Buy JPY	2018.02-2018.03	US$70,324/JPY7,870,000
Sell US$/Buy NT$	2018.01	US$217,300/NT$6,505,767

At each balance sheet date, the outstanding forward exchange contracts not accounted for hedge accounting were as follow:

Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2016

Sell NT$/Buy US$	2017.01-2017.02	NT$2,842,330/US$90,000
Sell US$/Buy CNY	2017.01-2017.02	US$70,000/CNY484,805
Sell US$/Buy JPY	2017.01-2017.02	US$43,877/JPY5,063,820
Sell US$/Buy KRW	2017.01	US$35,000/KRW41,012,700
Sell US$/Buy MYR	2017.01-2017.02	US$19,000/MYR84,544
Sell US$/Buy NT$	2017.01-2017.03	US$190,000/NT$6,099,400
Sell US$/Buy SGD	2017.01-2017.03	US$12,900/SGD18,080
Sell US$/Buy EUR	2017.01	US$281/EUR270

December 31, 2017

Sell NT$/Buy US$	2018.01	NT$2,389,620/US$80,000
Sell US$/Buy CNY	2018.01-2018.04	US$125,000/CNY828,858
Sell US$/Buy EUR	2018.01	US$10,674/EUR9,000
Sell US$/Buy JPY	2018.01-2018.02	US$45,517/JPY5,111,101
Sell US$/Buy MYR	2018.01-2018.03	US$15,000/MYR61,859
Sell US$/Buy NT$	2018.01	US$1,000/NT$30,142
Sell US$/Buy SGD	2018.01-2018.02	US$11,300/SGD15,305

At each balance sheet date, the outstanding foreign currency option contracts not accounted for hedge accounting were as follows:

Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2016

Buy US$ Call/CNY Put	2017.08 (Note)	US$2,000/CNY13,800
Sell US$ Put/CNY Call	2017.08 (Note)	US$1,000/CNY6,900
Note:	The contracts will be settled once a month and the counterparty has the right to early terminate the contracts, or the contracts will be early terminated or both parties will have no obligation to settle the contracts when the specific criteria are met.